Taxes	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
TAXES

NOTE 18 – TAXES

a. VAT

The Company is subject to VAT and related surcharges in Mainland China for sales of graphite anode materials and providing member services and other in-depth services. The applicable VAT rate is 13% and 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold and services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of Mainland China, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the Mainland China tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of our ordinary shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, as the case may be, nor will gains derived from the disposal of our ordinary shares be subject to Cayman Islands income or corporation tax.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2024, 2023 and 2022, and accordingly no provision for Hong Kong profits tax has been made in these periods.

Mainland China

The Company’s subsidiaries are incorporated in Mainland China, and are subject to the Mainland China Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. SDH is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law. Sunrise Guizhou is eligible to enjoy a preferential tax rate of 15% from 2024 to 2026 to the extent it has taxable income under the EIT Law.

For qualified small and low-profit enterprises, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to a preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to a preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2024, 2023 and 2022, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The components of the income tax provision (benefit) were as follows:

	For the years ended December 31,
	2024	2023	2022
Current
China	$6,009	$228	$1,560
Deferred
China	(446)	(454)	807,410
Total	$5,563	$(226)	$808,970

Loss before income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended December 31,
	2024	2023	2022
PRC	$(16,127,911)	$(26,296,232)	$(16,323,667)
Others	(1,847,690)	(6,624,718)	(5,991,765)
Loss before income taxes	$(17,975,601)	$(32,920,950)	$(22,315,432)

Reconciliation between the provision (benefit) for income taxes computed by applying the Mainland China EIT rate of 25% to loss before income taxes and the actual provision of income taxes was as follows:

	For the years ended December 31,
	2024	2023	2022
Loss before income taxes	$(17,975,601)	$(32,920,950)	$(22,315,432)
Mainland China EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(4,493,900)	$(8,230,238)	$(5,578,858)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,040,003	(338)	1,274,465
Effect of changes in tax rate	2,123,753	(1,194,103)	-
Effect of tax rates in foreign jurisdictions	218,737	1,117,727	1,497,723
Effect of non-deductible share-based compensation	243,186	536,450	536,450
Effect of true up on net operating loss in the tax returns	696,285	687,460	-
Effect of non-deductible expense	44,535	6,277	13,917
Super deduction of qualified R&D expenditures	(231,020)	-	-
Changes in valuation allowance	363,984	7,076,539	2,919,231
Income tax (benefit) expense	$5,563	$(226)	$808,970
Effective tax rate	(0.03)%	0.00%	(3.63)%

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2024	2023
Deferred tax assets
Net operating loss carry forwards	$6,893,492	$4,981,536
Provision for doubtful debts	1,996,852	2,039,292
Finance lease liabilities	334,895	1,226,495
Impairment on inventory	1,204,730	2,446,724
Impairment of intangible assets	458,576	803,418
Impairment of long-term investment	583,539	599,928
Deferred tax assets, gross	11,472,084	12,097,393
Less: valuation allowance	(10,693,306)	(10,605,326)
Total deferred tax assets, net	$778,778	$1,492,067

Deferred tax liabilities
Finance lease right-of-use assets	$778,778	$1,492,067
Assets acquired in the asset acquisition	189,551	195,327
Total deferred tax liabilities	$968,329	$1,687,394
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$189,551	$195,327

The movement of valuation allowance was as follows:

	As of December 31,
	2024	2023	2022
Balance at beginning of the year	$10,605,326	$3,936,504	$1,218,319
Current year addition	363,984	7,076,539	2,919,231
Foreign currency translation adjustments	(276,004)	(407,717)	(201,046)
Balance at end of the year	$10,693,306	$10,605,326	$3,936,504

For entities incorporated in Mainland China, net operating loss can be carried forward for five years, while the net operating loss of HNTEs can be carried forward for ten years. As of December 31, 2024, the Company had net operating loss carrying forwards of $36,079,288 from the Company’s PRC subsidiaries, which will expire by in calendar years 2025 through 2034, if not utilized. The graphite anode business was in a competitive environment for the year ended December 31, 2024. In the meantime, knowledge sharing and enterprise business continued to shrink in 2024. Considering the factors in graphite anode business and knowledge sharing and enterprise business, management believed that there was substantial doubt on realization of the benefits from these losses as they were not able to estimate if the business would start to make profits in the near future. In making as of such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies. Therefore, the Company believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of December 31, 2024 and 2023. Accordingly, as of December 31, 2024 and 2023, $10,693,306 and $10,605,326 valuation allowance has been provided, respectively. The following is a schedule of expiration of carry forward operating loss as of December 31, 2024:

For the years ending December 31,	Amount
2025	$299,120
2026	48,899
2027	958,815
2028	642,226
2029	5,538,046
2030	-
2031	-
2032	3,452,345
2033	8,484,877
2034	16,654,960
Total	$36,079,288

As of December 31, 2024, the Company had net operating loss carrying forwards of $79,733 from the Company’s Hong Kong subsidiaries, which will be carried forward indefinitely to offset future profits of the Company’s Hong Kong subsidiaries.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2024, 2023 and 2022, the Company did not incur any interest and penalties related to any potential underpaid income tax expenses.

For the Company’s operating subsidiaries, as of December 31, 2024, the tax years ended December 31, 2019, through December 31, 2023 remain open for statutory examination by PRC tax authorities.